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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I (formerly known as Columbia Funds Trust IX)
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	06/30/06

Date of reporting period:	9/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Columbia High Yield Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds – 95.3%
EDUCATION – 5.1%
Education – 2.8%
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	750,000	780,488
FL Broward County Educational Facilities Authority
	Nova Southeastern University,
	Series 2004,
	5.625% 04/01/34	925,000	964,645
OH University of Cincinnati
	Series 2003 C,
	Insured: FGIC
	5.000% 06/01/21	1,000,000	1,059,200
PA Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,
	5.125% 06/01/25	1,100,000	1,101,067
VT Education & Health Buildings Agency
	Vermont Law School Project,
	Series 2003 A,
	5.500% 01/01/33	500,000	507,570
WV Higher Education Policy Commission
	Series 2004 B,
	Insured: FGIC
	5.000% 04/01/34	11,000,000	11,456,060
WV University
	Series 2000 A:
	Insured: AMBAC
	(a) 04/01/19	1,250,000	685,400
	(a) 04/01/25	2,750,000	1,102,915
Education Total			17,657,345
Prep School – 0.9%
CA Statewide Communities Development Authority
	Crossroads School of Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	975,000	1,013,805
IL Development Finance Authority
	Latin School of Chicago,
	Series 1998,
	5.650% 08/01/28	1,725,000	1,760,121
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	1,016,740

		Par ($)	Value ($)*
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
MI Summit Academy North
	Series 2005,
	5.500% 11/01/35	750,000	735,900
NH Business Finance Authority
	Proctor Academy,
	Series 1998 A,
	5.400% 06/01/17	895,000	923,210
Prep School Total			5,449,776
Student Loan – 1.4%
CT Higher Education Supplemental Loan Authority
	Family Education Loan Program,
	Series 2005 A, AMT,
	Insured: MBIA
	4.375% 11/15/21	1,400,000	1,367,464
NE Nebhelp, Inc.
	Series 1993 A-6, AMT,
	Insured: MBIA
	6.450% 06/01/18	4,000,000	4,124,800
NM Educational Assistance Foundation
	Series 1996 A-2, AMT,
	6.650% 11/01/25	1,915,000	1,943,649
OH Student Loan Funding Corp.
	Series 1992 B, AMT,
	6.750% 01/01/07	1,075,000	1,076,881
Student Loan Total			8,512,794
EDUCATION TOTAL			31,619,915
HEALTH CARE – 24.3%
Continuing Care Retirement – 8.3%
CA ABAG Finance Authority for Nonprofit Corps.
	Eskaton Gold River Lodge,
	Series 1998,
	6.375% 11/15/15(b)	625,000	669,894
	6.375% 11/15/28(b)	550,000	582,329
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,
	6.625% 02/15/25	685,000	750,123
CA Statewide Communities Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	8.250% 11/15/31(b)	1,730,000	1,970,366
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/35	2,900,000	2,814,102

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
CT Development Authority
	The Elim Park Baptist, Inc. Project,
	Series 2003,
	5.850% 12/01/33	660,000	697,013
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	1,250,000	1,393,275
FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,
	5.500% 11/15/29	1,200,000	1,215,456
FL Orange County Health Facilities Authority
	Orlando Lutheran,
	Series 2005,
	5.700% 07/01/26	1,000,000	1,001,110
FL Palm Beach County Health Facilities Authority
	Abbey Delray South,
	Series 2003,
	5.350% 10/01/14	1,250,000	1,316,875
GA Fulton County
	Canterbury Court Project,
	Series 2004 A,
	6.125% 02/15/34	1,000,000	1,007,690
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A,
	7.400% 01/01/34	1,000,000	1,056,980
IA Bremer County
	Series 2005 A,
	5.375% 11/15/27(c)	700,000	691,509
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001,
	7.375% 08/15/31	1,300,000	1,383,109
	Washington & Jane Smith Community,
	Series 2003 A,
	7.000% 11/15/32	1,000,000	1,051,710
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/20	385,000	390,594
MA Development Finance Agency
	Loomis Communities:
	Series 1999 A,
	5.625% 07/01/15	650,000	659,516
	Series 2002 A,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	6.900% 03/01/32	220,000	238,984
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	6.250% 05/01/34	1,750,000	1,816,097
MO Health & Educational Facilities Authority
	Lutheran Senior Services,
	Series 1997,
	5.750% 02/01/17	2,000,000	2,075,460
NC Medical Care Commission
	United Methodist Retirement Homes, Inc.
	Series 2005 C,
	5.500% 10/01/32	1,000,000	1,012,930
NH Higher Educational & Health Facilities Authority
	Rivermead at Peterborough,
	Series 1998:
	5.625% 07/01/18	500,000	503,350
	5.750% 07/01/28	1,665,000	1,670,261
NJ Economic Development Authority
	Lions Gate,
	Series 2005 A:
	5.750% 01/01/25	400,000	409,040
	5.875% 01/01/37	1,330,000	1,353,315
	Seabrook Village, Inc.,
	Series 2000 A,
	8.250% 11/15/30	1,625,000	1,810,656
	Winchester Gardens,
	Series 2004 A,
	5.800% 11/01/31	750,000	781,447
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Health Center,
	Series 1999,
	6.375% 12/01/24	750,000	768,158
	Friendship Village of South Hills,
	Series 2003 A,
	5.750% 08/15/20	1,000,000	1,024,640
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,
	5.375% 04/01/17	750,000	791,392
PA Lancaster Industrial Development Authority
	Garden Spot Village,
	Series 2000 A,
	7.625% 05/01/31	825,000	893,442

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Community,
	Series 2005,
	6.125% 02/01/28	1,400,000	1,451,758
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.250% 02/01/35	1,350,000	1,404,567
TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village Project,
	Series 2004 A,
	6.250% 02/15/32	250,000	252,973
TN Metropolitan Government Nashville & Davidson County
	Blakeford at Green Hills,
	Series 1998,
	5.650% 07/01/24	1,825,000	1,811,915
TN Shelby County Health, Educational & Housing Facilities Board
	Germantown Village,
	Series 2003 A,
	7.250% 12/01/34	675,000	723,877
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	1,350,000	1,347,111
	Series 2003 A,
	7.000% 11/15/33	800,000	848,264
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	7.125% 02/15/34	1,000,000	1,071,160
VA Virginia Beach Development Authority
	Westminster-Canterbury of Hampton Roads, Inc.,
	Series 2005,
	5.375% 11/01/32(c)	700,000	704,781
VA James City County Economic Development Authority
	Williamsburg Landing, Inc.,
	Series 2005 A,
	5.500% 09/01/34	750,000	749,783
WI Health & Educational Facilities Authority
	Attic Angel Obligated Group,
	Series 1998,
	5.750% 11/15/27	2,125,000	2,125,127
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	2,200,000	2,197,096
	Eastcastle Place, Inc.,
	Series 2004,
	6.125% 12/01/34	500,000	500,095
	Three Pillars Senior Living Communities:
	Series 2003,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	5.600% 08/15/23	790,000	814,063
	Series 2004 A,
	5.500% 08/15/34	870,000	878,274
	United Lutheran Program for the Aging,
	Series 1998,
	5.700% 03/01/28	750,000	749,235
Continuing Care Retirement Total			51,430,902
Health Services – 0.7%
CO Health Facilities Authority
	National Jewish Medical & Research Center,
	Series 1998,
	5.375% 01/01/23	1,080,000	1,089,083
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999:
	5.650% 02/01/19	370,000	381,289
	5.750% 02/01/29	550,000	568,029
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	9.000% 12/15/15	1,500,000	1,837,950
MN Minneapolis & St. Paul Housing Redevelopment Authority
	Healthpartners Project,
	Series 2003,
	5.875% 12/01/29	400,000	430,148
Health Services Total			4,306,499
Hospitals – 12.4%
AR Washington County
	Washington Regional Medical Center:
	Series 2005 A,
	5.000% 02/01/35	1,000,000	986,600
	Series 2005 B,
	5.000% 02/01/30	250,000	249,285
AZ Health Facilities Authority
	Phoenix Memorial Hospital,
	Series 1991,
	8.125% 06/01/12(d)	1,849,099	4,623
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/21	500,000	526,420
CA Health Facilities Financing Authority
	Catholic Healthcare West,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 2004 G,
	5.250% 07/01/23	500,000	521,700
	Stanford Hospital & Clinics Projects,
	Series 2003 A,
	5.000% 11/15/23	1,500,000	1,548,435
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2004,
	5.625% 07/01/29	2,000,000	2,100,580
CA Statewide Communities Development Authority
	Kaiser Permanente,
	Series 2004 I,
	3.450% 04/01/35	1,750,000	1,714,650
	Huntington Memorial Hospital,
	Series 2005,
	5.000% 07/01/35	2,500,000	2,556,575
CA Turlock
	Emanuel Medical Center, Inc.,
	Series 2004,
	5.375% 10/15/34	2,000,000	2,065,880
CA Whittier
	Presbyterian Intercommunity Hospital,
	Series 2002,
	5.750% 06/01/31	1,000,000	1,062,650
CO Health Facilities Authority
	Parkview Medical Center, Inc.,
	Series 2001,
	6.600% 09/01/25	300,000	331,065
	Vail Valley Medical Center Project,
	Series 2004,
	5.000% 01/15/20	1,000,000	1,027,610
CO La Junta
	Arkansas Valley Regional Medical Center Project,
	Series 1999,
	6.100% 04/01/24	300,000	314,070
CT Health & Educational Facilities Authority
	Hospital For Special Care,
	Series 1997 B,
	5.500% 07/01/27	230,000	222,957
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital Project,
	Series 2003 B,
	5.250% 10/01/34	1,000,000	1,035,390
FL Miami Health Facilities Authority
	Catholic Health East,
	Series 2003 B,
	5.125% 11/15/24	1,000,000	1,029,740

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1999,
	6.000% 10/01/26	875,000	923,991
	Series 2002,
	5.750% 12/01/32	350,000	372,124
FL South Lake County Hospital District
	South Lake Hospital, Inc.,
	Series 2003:
	6.375% 10/01/28	750,000	813,728
	6.375% 10/01/34	500,000	540,305
FL West Orange Healthcare District
	Series 2001 A,
	5.650% 02/01/22	1,450,000	1,525,762
IL Health Facilities Authority
	Thorek Hospital & Medical Center,
	Series 1998,
	5.375% 08/15/28	500,000	509,615
IL Southwestern Development Authority
	Anderson Hospital,
	Series 1999,
	5.500% 08/15/20	500,000	516,195
	5.625% 08/15/29	250,000	257,490
IN Health Facility Financing Authority
	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A,
	6.000% 03/01/34	850,000	900,107
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.500% 08/15/19	405,000	393,875
	5.625% 08/15/29	80,000	77,195
MA Health & Educational Facilities Authority
	Jordan Hospital:
	Series 1998 D,
	5.250% 10/01/18	600,000	606,828
	Series 2003 E,
	6.750% 10/01/33	750,000	820,185
	Milford-Whitinsville Regional Hospital:
	Series 1998 C,
	5.750% 07/15/13	610,000	634,601
	Series 2002 D,
	6.350% 07/15/32	1,715,000	1,820,472
MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 2003 A:
	5.000% 01/01/16	400,000	408,924
	5.750% 01/01/25	600,000	633,810
MI Dickinson County
	Dickinson County Healthcare System,
	Series 1999,
	5.800% 11/01/24	1,000,000	1,030,780
MI Flint Hospital Building Authority
	Hurley Medical Center,
	Series 1998 A,
	5.375% 07/01/20	465,000	468,153
MI Hospital Finance Authority
	McLaren Health Care Corp.,
	Series 2005 C,
	5.000% 08/01/35	2,500,000	2,535,150
	Oakwood Obligated Group,
	Series 2003,
	5.500% 11/01/18	1,600,000	1,721,984
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.:
	Series 1993 B,
	6.625% 11/01/17	230,000	230,637
	Series 2005,
	5.150% 11/15/20	750,000	768,923
MN Washington County Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1998,
	5.250% 11/15/12	1,100,000	1,129,678
MO Health & Educational Facilities Authority
	Lake Regional Health Systems Project,
	Series 2003,
	5.700% 02/15/34	1,000,000	1,053,720
MT Facilities Finance Authority
	Montana’s Children’s Home and Hospital,
	Series 2005 B,
	4.750% 01/01/24	750,000	757,785
NC Medical Care Commission
	Stanly Memorial Hospital,
	Series 1999,
	6.375% 10/01/29	1,000,000	1,067,640
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002,
	6.125% 07/01/32	400,000	425,868
	Littleton Hospital Association, Inc.:
	Series 1998 A,
	5.900% 05/01/18	500,000	514,240

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	6.000% 05/01/28	1,000,000	1,015,810
	Series 1998 B,
	5.900% 05/01/28	675,000	682,979
NJ Health Care Facilities Authority
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	1,250,000	1,340,225
NM Farmington
	San Juan Medical Center Project,
	Series 2004 A,
	5.000% 06/01/23	500,000	511,980
NV Henderson
	Catholic Healthcare West,
	Series 1998,
	5.125% 07/01/28	540,000	545,967
	5.375% 07/01/26	790,000	808,557
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003:
	(a) 07/01/25	3,600,000	1,474,596
	Insured: MBIA
	(a) 07/01/26	4,400,000	1,702,536
	Mount Sinai Hospital, NYU Hospitals Center, and Hospital for Joint Diseases Orthopedic Institute,
	Series 2000:
	5.500% 07/01/26	2,275,000	2,312,310
	5.500% 07/01/26	225,000	228,679
	North Shore - Long Island Jewish Medical Center,
	Series 2003,
	5.500% 05/01/33	400,000	422,476
NY Monroe County Industrial Development Agency
	Highland Hospital Rochester Project,
	Series 2005,
	5.000% 08/01/25	1,115,000	1,140,154
OH Highland County Joint Township Hospital District
	Series 1999,
	6.750% 12/01/29	1,875,000	1,916,437
OH Lakewood Hospital Improvement District
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/15	1,250,000	1,338,825
OH Miami County Hospital Facilities Authority
	Upper Valley Medical Center, Inc.:
	Series 1996 A:

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	6.250% 05/15/16	500,000	515,910
	6.375% 05/15/26	1,015,000	1,045,765
	Series 1996 C,
	6.250% 05/15/13	285,000	294,337
OH Sandusky County
	Memorial Hospital,
	Series 1998,
	5.150% 01/01/10	250,000	255,238
OK Development Finance Authority
	Duncan Regional Hospital,
	Series 2003 A,
	5.125% 12/01/23	2,000,000	2,058,180
OK Stillwater Medical Center Authority
	Series 2003,
	5.625% 05/15/23	1,000,000	1,085,330
	Series 2005,
	5.000% 05/15/17	1,155,000	1,175,998
PA Allegheny County Hospital Development Authority
	Ohio Valley General Hospital,
	Series 1998 A,
	5.450% 01/01/28	1,550,000	1,576,768
SC Jobs Economic Development Authority
	Bon Secours Health Systems, Inc.,
	Series 2002 A,
	5.500% 11/15/23	2,250,000	2,367,517
SD Health & Educational Facilities Authority
	Sioux Valley Hospital & Health System,
	Series 2004 A,
	5.250% 11/01/34	1,100,000	1,142,295
TN Knox County Health, Educational & Housing Facilities Authority
	East Tennessee Hospital,
	Series 2003 B,
	5.750% 07/01/33	150,000	158,724
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	6.000% 07/01/31	750,000	792,908
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/19	2,000,000	2,164,620
WA Health Care Facilities Authority
	Kadlec Medical Center,
	Series 2001,
	Insured: RAD
	5.875% 12/01/21	600,000	651,156

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
WA Skagit County Public Hospital District No. 1
	Series 2003,
	6.000% 12/01/23	1,000,000	1,077,430
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	700,000	770,245
	Fort Healthcare, Inc. Project,
	Series 2004,
	6.100% 05/01/34	1,965,000	2,107,482
	Wheaton Franciscan Services,
	Series 2002,
	5.750% 08/15/30	1,050,000	1,119,667
Hospitals Total			76,559,096
Intermediate Care Facilities – 0.7%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,445,000	1,337,839
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,195,000	1,106,379
LA Public Facilities Authority
	Progressive Healthcare Providers, Inc.,
	Series 1998,
	6.375% 10/01/28	2,000,000	1,923,820
Intermediate Care Facilities Total			4,368,038
Nursing Homes – 2.2%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	1,750,000	1,711,062
CO Health Facilities Authority
	Volunteers of America Care Facilities,
	Series 1998 A,
	5.750% 07/01/20	700,000	715,722
	Series 1999 A:
	5.750% 07/01/10	670,000	685,644
	6.000% 07/01/29	520,000	526,843
DE Economic Development Authority
	Churchman Village Project,
	Series 1991 A,
	10.000% 03/01/21	650,000	661,407
IA Finance Authority
	Care Initiatives:

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	Series 1996,
	9.250% 07/01/25	475,000	571,168
	Series 1998 B:
	5.500% 07/01/08	305,000	304,741
	5.750% 07/01/18	600,000	598,686
	5.750% 07/01/28	1,475,000	1,370,437
MA Development Finance Agency
	Alliance Health Care Facilities,
	Series 1999 A,
	7.100% 07/01/32	2,200,000	2,229,282
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994 A,
	8.300% 07/01/23	855,000	858,010
MI Cheboygan County Economic Development Corp.
	Metro Health Foundation Project,
	Series 1993,
	11.000% 11/01/22(d)	446,155	45
MN Carlton
	Inter-Faith Social Services, Inc.,
	Series 2000,
	7.500% 04/01/19	250,000	265,438
MN Sartell
	Foundation for Healthcare,
	Series 1999 A,
	6.625% 09/01/29	2,000,000	2,059,240
PA Chester County Industrial Development Authority
	Series 2002,
	8.500% 05/01/32	390,000	407,226
PA Delaware County Industrial Development Authority
	Care Institute-Main and Haverford LLC,
	Series 2005,
	9.000% 08/01/31	50,000	47,795
PA Lackawanna County Industrial Development Authority
	Greenridge Nursing Center,
	Series 1990,
	10.500% 12/01/10(e)(f)	95,000	85,500
PA Luzerne County Industrial Development Authority
	Millville Nursing Center,
	Series 1990,
	10.500% 12/01/12(e)(f)	160,000	144,000
TX Kirbyville Health Facilities Development Corp.
	Heartway III Project,
	Series 1997 A,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	10.000% 03/20/18(g)	539,213	161,764
Nursing Homes Total			13,404,010
HEALTH CARE TOTAL			150,068,545
HOUSING – 11.8%
Assisted Living / Senior – 2.3%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	2,390,000	2,186,181
GA Columbus Housing Authority
	The Gardens at Calvary Project,
	Series 1999,
	7.000% 11/15/29	2,000,000	1,877,700
IL Development Finance Authority
	Care Institute, Inc.,
	Series 1995,
	8.250% 06/01/25	1,845,000	1,905,571
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	1,270,000	889,000
NC Medical Care Commission
	DePaul Community Facilities:
	Series 1998,
	6.125% 01/01/28	500,000	470,085
	Series 1999,
	7.625% 11/01/29	1,940,000	2,040,473
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A:
	5.875% 05/01/19	1,900,000	1,896,485
	6.000% 05/01/29	625,000	621,838
NY Mount Vernon Industrial Development Agency
	Series 1999,
	6.200% 06/01/29	1,000,000	1,015,980
NY Suffolk County Industrial Development Agency
	Gurwin-Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	500,000	521,050
TX Bell County Health Facility Development Corp.
	Care Institute, Inc.,
	Series 1994,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living / Senior – (continued)
	9.000% 11/01/24	930,000	890,884
Assisted Living / Senior Total			14,315,247
Multi - Family – 5.5%
CO Health Facilities Authority
	Birchwood Manor Project,
	Series 1991 A,
	Insured: GNMA
	7.250% 04/01/11	385,000	386,251
DC Housing Finance Agency
	FDS Residential II LP,
	Series 2004, AMT,
	Insured: FHA
	4.850% 06/01/35	1,460,000	1,462,482
DE Wilmington
	Electra Arms Senior Association Project,
	Series 1998, AMT,
	6.250% 06/01/28	915,000	781,474
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,
	7.500% 07/01/40	1,250,000	1,256,650
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	1,225,000	1,235,082
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	5,000,000	5,147,100
	Series 2005 A, AMT,
	5.200% 06/01/36	1,500,000	1,510,710
	Series 2005 E, AMT,
	5.000% 12/01/28	750,000	757,643
ME Housing Authority
	Series 2005 A-2, AMT,
	Insured: FSA
	4.950% 11/15/27	2,500,000	2,522,575
MN Lakeville
	Southfork Apartments Project,
	Series 1989 A,
	9.875% 02/01/20	700,000	700,119
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	445,000	454,243
MN White Bear Lake
	Birch Lake Townhomes,
	Series 1989 A,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – (continued)
	9.750% 07/15/19	750,000	712,500
NC Medical Care Commission
	ARC Projects,
	Series 2004 A,
	5.800% 10/01/34	800,000	821,432
NC Raleigh Housing Authority
	Cedar Point Apartments,
	Series 1999 A:
	5.100% 11/01/10(g)	250,000	135,000
	5.875% 11/01/24(g)	200,000	108,000
NJ Housing & Mortgage Finance Agency
	Series 2005 A, AMT,
	Insured: FGIC
	4.950% 11/01/37	2,685,000	2,705,433
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	1,200,000	1,181,364
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	2,750,000	2,756,490
OR Housing & Community Services Department
	Series 2005 A, AMT,
	Insured: FHA
	4.850% 07/01/35	1,755,000	1,760,072
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(h)	455,481	448,430
TN Chattanooga Health, Educational & Housing Facility Board
	CDFI Phase I LLC,
	Series 2005 B,
	6.000% 10/01/35	600,000	599,166
TN Franklin Industrial Development Board
	Landings Apartment Project,
	Series 1996 B,
	8.750% 04/01/27	1,550,000	1,581,155
TX Affordable Housing Corp.
	NHT/GTEX Project,
	Series 2001 C,
	10.000% 10/01/31(e)(g)	1,560,000	15,600
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – (continued)
	8.000% 12/01/32	580,000	598,351
	Series 2000 D,
	10.000% 12/01/32	685,000	708,406
VA Alexandria Redevelopment & Housing Authority
	Courthouse Commons Apartments,
	Series 1990 A, AMT,
	10.000% 01/01/21	500,000	407,160
WA Tacoma Housing Authority
	Redwood,
	Series 2005, AMT,
	Insured: GNMA
	5.050% 11/20/37	3,000,000	3,038,190
Multi - Family Total			33,791,078
Single - Family – 4.0%
AK Development Finance Authority
	Series 2005 D, AMT,
	Insured: GNMA
	4.750% 07/01/35(c)	2,240,000	2,229,226
CO Housing and Finance Authority
	Series 1995 D-1 AMT,
	7.375% 06/01/26	85,000	85,446
	Series 1997 A-2, AMT,
	7.250% 05/01/27	65,000	65,178
CT Housing Finance Authority
	Series 2005 D-2,
	4.850% 11/15/36	5,000,000	5,019,150
ME Housing Authority
	Series 2005 D-2, AMT,
	4.800% 11/15/36	2,000,000	2,000,340
MT Board of Housing
	Series 2005 A, AMT,
	5.000% 06/01/36	1,000,000	1,014,120
NJ Housing & Mortgage Finance Agency
	Series 2005 M, AMT,
	5.000% 10/01/36	2,000,000	2,034,060
PA Housing Finance Agency
	Series 2005 90-A, AMT,
	4.700% 10/01/25	1,500,000	1,502,175
RI Housing & Mortgage Finance Corp.
	Series 2005, AMT,
	4.750% 10/01/30	4,000,000	4,000,000
TX Affordable Housing Corp.
	Series 2005 A, AMT,
	5.100% 09/01/39	3,300,000	3,391,806
VA Housing Development Authority
	Series 2005 A, AMT,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HOUSING – (continued)
Single - Family – (continued)
	5.000% 01/01/31	1,500,000	1,524,225
WI Housing & Economic Development Authority
	Series 2005 C, AMT,
	4.875% 03/01/36	2,000,000	1,987,980
Single - Family Total			24,853,706
HOUSING TOTAL			72,960,031
INDUSTRIALS – 5.0%
Food Products – 0.5%
MI Strategic Fund
	Imperial Holly Corp.,
	Sebewaing Project,
	Series 1998 A,
	6.250% 11/01/15	1,000,000	1,003,900
	Michigan Sugar Co.,
	Carrollton Project,
	Series 1998 C, AMT,
	6.550% 11/01/25	1,500,000	1,428,600
OH Toledo Lucas County Port Authority
	Cargill, Inc. Project,
	Series 2004 A,
	4.800% 03/01/22	500,000	504,205
Food Products Total			2,936,705
Forest Products & Paper – 1.7%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	6.375% 12/01/24	275,000	301,048
AL Courtland Industrial Development Board
	International Paper Co.:
	Series 2003 B, AMT,
	6.250% 08/01/25	2,000,000	2,161,620
	Series 2005 A,
	5.200% 06/01/25	1,000,000	998,090
AL Phenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,
	6.350% 05/15/35	1,000,000	1,077,720
AR Camden
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	250,000	252,992

		Par ($)	Value ($)*
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 1993, AMT,
	7.500% 01/01/26	2,800,000	2,816,632
MS Lowndes County
	Weyerhaeuser Co. Project:
	Series 1992 A,
	6.800% 04/01/22	1,995,000	2,429,790
	Series 1992 B,
	6.700% 04/01/22	230,000	280,223
VA Bedford County Industrial Development Authority
	Nekoosa Packaging Corp.,
	Series 1998, AMT,
	5.600% 12/01/25	400,000	401,724
Forest Products & Paper Total			10,719,839
Manufacturing – 0.5%
IL Will-Kankakee Regional Development Authority
	Flanders Corp., Precisionaire Project,
	Series 1997, AMT,
	6.500% 12/15/17	780,000	792,363
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	1,875,000	2,004,675
Manufacturing Total			2,797,038
Metals & Mining – 0.2%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14(h)	414,194	422,452
VA Greensville County Industrial Development Authority
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	7.000% 04/01/14	865,000	829,224
Metals & Mining Total			1,251,676
Oil & Gas – 2.1%
NJ Middlesex County Pollution Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	285,000	302,268
NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2003 E, AMT,
	5.800% 03/01/38	1,750,000	1,878,957
	Series 2005 A,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
	Insured: AMBAC
	4.850% 10/01/35(c)	5,000,000	4,958,600
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	875,000	990,684
TX Texas City Industrial Development Corp.
	Arco Pipe Line Co. Project,
	Series 1990,
	7.375% 10/01/20	2,000,000	2,592,860
VI Virgin Islands Government
	Hovensa LLC,
	Series 2002, AMT,
	6.500% 07/01/21	125,000	141,719
VI Virgin Islands Public Finance Authority
	Hovensa LLC:
	Series 2003, AMT,
	6.125% 07/01/22	875,000	960,663
	Series 2004, AMT,
	5.875% 07/01/22	1,000,000	1,081,200
Oil & Gas Total			12,906,951
INDUSTRIALS TOTAL			30,612,209
OTHER – 8.6%
Other – 0.6%
NJ Economic Development Authority
	Motor Vehicle Commission,
	Series 2003 A,
	Insured: MBIA
	(a) 07/01/14	2,500,000	1,752,825
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	(a) 06/01/08	2,100,000	1,881,999
Other Total			3,634,824
Pool / Bond Bank – 0.5%
OH Cleveland-Cuyahoga County Port Authority
	Myers University Project,
	Series 2004 E,
	5.600% 05/15/25	530,000	537,902
	Series 2005 B,
	5.125% 05/15/25	750,000	741,270
OH Summit County Port Authority
	Seville Project,
	Series 2005 A,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Pool / Bond Bank – (continued)
	5.100% 05/15/25	500,000	500,345
SD Economic Development Finance Authority
	Davis Family Sodak,
	Series 2004 4-A, AMT,
	6.000% 04/01/29	1,400,000	1,440,334
Pool / Bond Bank Total			3,219,851
Refunded / Escrowed (i) – 5.7%
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Pre-refunded 06/01/13,
	5.500% 06/01/43	1,250,000	1,396,950
CO Adams County
	Series 1991 B:
	Escrowed to Maturity,
	11.250% 09/01/11,	220,000	308,220
	Pre-refunded 09/01/09
	11.250% 09/01/11(j)	325,000	416,978
	Pre-refunded 09/01/10,
	11.250% 09/01/11	360,000	483,552
CO Department of Transportation
	Series 2001,
	Pre-refunded 12/15/08,
	Insured: MBIA
	8.021% 12/15/08(h)(k)	3,000,000	3,693,210
	8.021% 12/15/08(h)(k)	2,000,000	2,461,720
CO E-470 Public Highway Authority
	Series 2000 B,
	Pre-refunded 09/01/10,
	(a) 09/01/35	17,500,000	2,234,400
CT Development Authority
	New Haven Residuals LP,
	Series 1996, AMT,
	Escrowed to Maturity,
	8.250% 12/01/06	335,000	347,569
FL Northern Palm Beach County Improvement District
	Series 1999:
	Pre-refunded 08/01/09,
	Insured: MBIA
	5.900% 08/01/19	500,000	552,640
	6.000% 08/01/29	750,000	831,645
FL Orange County Health Facilities Authority
	Orlando Lutheran Towers, Inc.,
	Series 1996,
	Pre-refunded 07/01/06,
	8.625% 07/01/20	1,500,000	1,606,380

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (i) – (continued)
FL Tampa Bay Water Utility Systems
	Series 1991,
	Pre-refunded 10/01/11,
	Insured: FGIC
	8.512% 10/01/23(h)(k)	7,500,000	9,362,175
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	620,000	644,478
GA Municipal Electric Authority
	Series 1991 V:
	Escrowed to Maturity,
	6.600% 01/01/18	690,000	841,220
	Pre-refunded 01/01/13,
	6.600% 01/01/18	75,000	91,026
IL University of Illinois
	Utility Infrastructure Projects,
	Series 2001 A,
	Pre-refunded 08/15/11,
	5.500% 08/15/16	1,425,000	1,580,696
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	300,000	320,538
NC Eastern Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,
	6.500% 01/01/18	3,320,000	4,132,138
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	85,000	89,950
NJ Economic Development Authority
	Winchester Gardens,
	Series 1996 A,
	Pre-refunded 11/01/06,
	8.625% 11/01/25	2,000,000	2,158,960
NY New York
	Series 1995 B,
	Escrowed to Maturity,
	7.250% 08/15/07	140,000	150,843
TN Shelby County Health, Educational & Housing Facilities Board
	Open Arms Development Centers:
	Series 1992 A,
	Pre-refunded 08/01/07,
	9.750% 08/01/19	270,000	311,024
	Series 1992 C,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (i) – (continued)
	Pre-refunded 08/01/07,
	9.750% 08/01/19	270,000	311,024
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000 A,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	925,000	1,072,686
Refunded / Escrowed Total			35,400,022
Tobacco – 1.8%
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1:
	6.250% 06/01/33	2,850,000	3,160,508
	6.750% 06/01/39	200,000	230,298
LA Tobacco Settlement Financing Corp.
	Series 2001 B,
	5.875% 05/15/39	1,000,000	1,059,530
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	2,000,000	2,317,100
PR Childrens Trust Fund
	Series 2005 B,
	(a) 05/15/55	25,000,000	850,750
SC Tobacco Settlement Financing Corp.
	Series 2001 B,
	6.375% 05/15/28	1,000,000	1,084,430
VA Tobacco Settlement Financing Corp.
	Series 2005,
	5.625% 06/01/37	2,000,000	2,077,660
Tobacco Total			10,780,276
OTHER TOTAL			53,034,973
OTHER REVENUE – 3.0%
Hotels – 1.0%
NJ Middlesex County Improvement Authority
	Associates LLC,
	Series 2005 B,
	6.250% 01/01/37	2,250,000	2,244,105
PA Philadelphia Authority for Industrial Development
	Doubletree Project,
	Series 1997 A,
	6.500% 10/01/27	2,000,000	2,066,880
TX San Antonio Convention Hotel Finance Corp.
	Hotel Investments LP,
	Series 2005 A, AMT,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Hotels – (continued)
	Insured: AMBAC
	5.000% 07/15/34	1,500,000	1,536,660
Hotels Total			5,847,645
Recreation – 1.2%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18	1,000,000	1,062,080
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(h)	550,000	564,905
	8.750% 10/01/19(h)	1,950,000	2,002,553
CT Mashantucket Western Pequot Tribe
	Series 1999 B,
	(a) 09/01/15(h)	2,000,000	1,197,640
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31(h)	475,000	505,638
FL Capital Trust Agency
	Seminole Tribe Convention Center,
	Series 2002 A,
	10.000% 10/01/33(h)	2,050,000	2,221,400
NM Red River Sports Facility
	Red River Ski Area Project,
	Series 1998,
	6.450% 06/01/07	120,000	120,883
Recreation Total			7,675,099
Retail – 0.8%
LA Beauregard Parish
	Boise Cascade Corp.,
	Series 2002,
	6.800% 02/01/27	1,750,000	1,881,810
NY New York City Industrial Development Agency
	IAC/Interactive Corp.,
	Series 2005,
	5.000% 09/01/35	2,750,000	2,782,505
OH Lake County
	North Madison Properties,
	Series 1993,
	8.819% 09/01/11	430,000	430,477
Retail Total			5,094,792
OTHER REVENUE TOTAL			18,617,536
RESOURCE RECOVERY – 1.6%
Disposal – 0.6%
IL Development Finance Authority

		Par ($)	Value ($)*
Municipal Bonds – (continued)
	Waste Management, Inc.,
	Series 1997, AMT,
	5.050% 01/01/10	250,000	260,652
OH Solid Waste
	Republic Services,
	Series 2004, AMT,
	4.250% 04/01/33	2,000,000	1,956,700
UT Carbon County
	Laidlaw Environmental,
	Series 1997 A, AMT,
	7.450% 07/01/17	1,500,000	1,599,525
Disposal Total			3,816,877
Resource Recovery – 1.0%
MA Development Finance Agency
	Ogden Haverhill Associates,
	Series 1999 A, AMT,
	6.700% 12/01/14	750,000	810,330
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT:
	5.500% 12/01/13	500,000	510,610
	5.600% 12/01/19	1,000,000	1,023,490
NY Niagara County Industrial Development Agency
	American REF-Fuel Co., LLC,
	Series 2001 A, AMT,
	5.450% 11/15/26	1,000,000	1,060,750
PA Delaware County Industrial Development Authority
	American REF-Fuel Co.,
	Series 1997 A,
	6.200% 07/01/19	2,225,000	2,299,471
Resource Recovery Total			5,704,651
RESOURCE RECOVERY TOTAL			9,521,528
TAX - BACKED – 16.8%
Local Appropriated – 2.1%
CA Compton
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	1,500,000	1,559,475
CA Southeast Resource Recovery Facilities Authority
	Series 2003 B, AMT,
	Insured: AMBAC
	5.375% 12/01/18	2,000,000	2,147,800
MN Andover Economic Development Authority
	Andover Community Center,
	Series 2004,
	5.200% 02/01/34	750,000	772,545

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local Appropriated – (continued)
MO St. Louis Industrial Development Authority
	Convention Center Hotel,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	3,000,000	1,706,370
SC Berkeley County School District
	Series 2003,
	5.000% 12/01/28	2,000,000	2,032,040
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/29	1,000,000	1,036,750
SC Lancaster Educational Assistance Program
	Lancaster County School District,
	Series 2004,
	5.000% 12/01/26	1,350,000	1,358,789
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	1,400,000	1,429,778
SC Newberry Investing in Childrens Education
	Series 2005,
	5.000% 12/01/30(c)	750,000	751,132
Local Appropriated Total			12,794,679
Local General Obligation – 4.5%
CA East Side Union High School District
	Series 2003 B,
	Insured: MBIA
	5.100% 02/01/20	1,320,000	1,460,435
CA Empire Union School District
	Series 1987-1 A,
	Insured: AMBAC
	(a) 10/01/21	1,665,000	797,885
CA Los Angeles Community College District
	Series 2003 B,
	Insured: FSA
	5.000% 08/01/19	2,000,000	2,131,820
CA Los Angeles Unified School District
	Series 1997 E,
	Insured: MBIA
	5.125% 01/01/27	3,800,000	3,977,270
	Series 2002,
	Insured: MBIA
	5.750% 07/01/16	800,000	928,920

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligation – (continued)
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/19	2,650,000	1,422,017
CA Pasadena Community College District
	Series 2003 A,
	Insured: FGIC
	5.000% 06/01/19	1,290,000	1,374,276
CA Rocklin Unified School District
	Series 2003,
	Insured: FGIC
	(a) 08/01/17	3,130,000	1,863,414
CA William S. Hart Union High School District
	Series 2003 A,
	Insured: MBIA
	5.000% 09/01/19	1,625,000	1,736,117
CO Castle Oaks Metropolitan District
	Series 2005,
	6.125% 12/01/35	500,000	497,950
CO Red Sky Ranch Metropolitan District
	Series 2003,
	6.050% 12/01/33	1,000,000	1,039,840
IL Hoffman Estates Park District
	Series 2004,
	5.250% 12/01/23	1,000,000	1,049,640
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/24	1,800,000	1,980,432
NY New York City
	Series 1995 B,
	7.250% 08/15/07	860,000	925,265
	Series 2003 J,
	5.500% 06/01/18	1,500,000	1,630,740
OH Dublin City School District
	Series 2003,
	Insured: FSA
	5.000% 12/01/20	2,450,000	2,602,904
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	1,000,000	1,037,210
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(a) 12/01/18	2,500,000	1,377,025
Local General Obligations Total			27,833,160

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non - Property Tax – 2.1%
KS Wyandotte County
	Series 2005,
	5.000% 12/01/20	625,000	641,000
MO St. Louis County Industrial Development Authority
	Kiel Center Arena,
	Series 1992, AMT,
	7.875% 12/01/24	3,000,000	3,022,230
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004:
	5.500% 06/15/31	315,000	327,789
	5.750% 06/15/29	1,000,000	1,063,230
NY Thruway Authority
	Series 2003 A,
	Insured: MBIA
	5.000% 03/15/20	3,500,000	3,715,110
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA:
	Insured: MBIA
	5.500% 07/01/18	1,225,000	1,415,047
	5.500% 07/01/19	2,320,000	2,687,882
Special Non - Property Tax Total			12,872,288
Special Property Tax – 5.2%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	130,000	136,665
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,250,000	1,303,262
CA Irvine Improvement Bond Act 1915
	No. 00-18-GRP 3,
	Series 2003,
	5.550% 09/02/26	500,000	503,790
CA Lincoln Community Facilities District No. 2003-1
	Series 2004:
	5.750% 09/01/20	500,000	530,190
	5.900% 09/01/24	500,000	533,985
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	2,000,000	2,021,240

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – (continued)
CA Oceanside Community Development Commission
	Downtown Redevelopment Project,
	Series 2003,
	5.700% 09/01/25	500,000	518,005
CA Orange County Community Facilities District
	Ladera Ranch:
	Series 1999 A,
	6.500% 08/15/21	1,000,000	1,132,690
	Series 2003 A,
	5.550% 08/15/33	1,000,000	1,024,550
CA Orange County Improvement Bond Act 1915
	Phase IV, No. 01-1-B,
	Series 2003,
	5.750% 09/02/33	1,000,000	1,024,820
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	6.000% 09/01/33	700,000	725,781
CA Temecula Valley Unified School District No. 1
	Series 2003,
	6.125% 09/01/33	600,000	619,176
FL Brandy Creek Community Development District
	Series 2003 A,
	6.350% 05/01/34	990,000	1,043,688
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	990,000	1,047,034
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	735,000	777,343
FL Concorde Estates Community Development District
	Series 2004 A,
	5.850% 05/01/35	1,320,000	1,334,969
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	695,000	750,711
	Series 2003 B,
	5.375% 05/01/08	720,000	727,049
FL Heritage Palms Community Development District
	Series 1999 A,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – (continued)
	6.250% 11/01/07	140,000	140,105
FL Islands at Doral Southwest Community Development District
	Series 2003,
	6.375% 05/01/35	770,000	812,519
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	250,000	253,398
	Series 2000 A,
	7.200% 05/01/30	665,000	693,169
	Series 2002 A,
	6.700% 05/01/33	250,000	265,480
FL Middle Village Community Development District
	Series 2004 A,
	6.000% 05/01/35	2,000,000	2,081,300
FL Orlando
	Conroy Road Interchange Project,
	Series 1998 A:
	5.500% 05/01/10	280,000	287,482
	5.800% 05/01/26	600,000	611,490
FL Seven Oaks Community Development District
	Series 2004 A,
	5.875% 05/01/35	500,000	504,810
	Series 2004 B,
	5.000% 05/01/09	745,000	747,242
FL Stoneybrook Community Development District
	Series 1998 A,
	6.100% 05/01/19	750,000	760,365
	Series 1998 B,
	5.700% 05/01/08	25,000	25,225
FL Westchester Community Development District No.1
	Series 2003,
	6.125% 05/01/35	800,000	831,768
GA Atlanta
	Series 2005 B,
	5.600% 01/01/30	1,000,000	1,003,670
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	1,225,000	1,275,580
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – (continued)
	6.250% 03/01/34	750,000	788,093
IL Plano
	Series 2005 5-B,
	6.000% 03/01/35	3,000,000	2,975,880
MI Pontiac Finance Authority
	Development Area No. 3,
	Series 2002,
	6.375% 06/01/31	1,000,000	1,072,230
MO Riverside
	L-385 Levee Project,
	Series 2004,
	5.250% 05/01/20	1,275,000	1,306,798
Special Property Tax Total			32,191,552
State Appropriated – 0.7%
CA Public Works Board
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	1,000,000	1,101,220
LA Military Department
	Custody Receipts,
	Series 2004,
	4.850% 05/01/24	1,500,000	1,470,060
NY Triborough Bridge & Tunnel Authority
	Javits Convention Center Project,
	Series 1990 E,
	7.250% 01/01/10	1,525,000	1,662,875
State Appropriated Total			4,234,155
State General Obligations – 2.2%
CA State
	Series 2003:
	5.250% 02/01/18	2,000,000	2,202,480
	5.250% 02/01/20	2,000,000	2,212,960
	5.250% 02/01/23	800,000	885,936
MA Massachusetts Bay Transportation Authority
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	5,825,000	6,829,813
PR Commonwealth of Puerto Rico
	Series 2004 A,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
	5.000% 07/01/30	1,200,000	1,264,512
State General Obligations Total			13,395,701
TAX - BACKED TOTAL			103,321,535
TRANSPORTATION – 6.5%
Air Transportation – 2.6%
CA Los Angeles Regional Airports Improvement Corp.
	American Airlines, Inc.,
	Series 2000 C, AMT,
	7.500% 12/01/24	400,000	395,812
FL Capital Trust Agency
	Air Cargo-Orlando Project,
	Series 2003, AMT,
	6.750% 01/01/32	650,000	646,698
IN Indianapolis Airport Authority
	FedEx Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	1,000,000	1,048,080
MA Port Authority
	Delta Air Lines, Inc.,
	Series 2001 A, AMT,
	Insured: AMBAC
	5.500% 01/01/16(l)	2,935,000	3,101,004
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Northwest Airlines, Inc.:
	Series 2001 A, AMT,
	7.000% 04/01/25(m)	1,800,000	1,138,320
	Series 2005, AMT,
	7.375% 04/01/25(m)	500,000	316,305
NC Charlotte Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27	1,500,000	1,009,785
	Series 2000, AMT,
	7.750% 02/01/28	1,250,000	1,107,687
NJ Economic Development Authority
	Continental Airlines, Inc.:
	Series 1999, AMT:
	6.250% 09/15/19	1,600,000	1,349,824
	6.250% 09/15/29	500,000	401,135
	Series 2003, AMT,
	9.000% 06/01/33	1,000,000	1,049,280
PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT,
	5.250% 01/01/09	250,000	251,828

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
	5.500% 01/01/24	1,000,000	998,980
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29	2,250,000	2,127,127
TX Houston Industrial Development Corp.
	United Parcel Service,
	Series 2002, AMT,
	6.000% 03/01/23	1,035,000	1,072,105
Air Transportation Total			16,013,970
Airports – 1.3%
CA Burbank Glendale Pasadena Airport Authority
	Series 2005 B, AMT,
	Insured: AMBAC
	5.000% 07/01/23	1,500,000	1,559,775
DC Metropolitan Washington Airports Authority
	Series 2003 A, AMT,
	Insured: FGIC
	5.000% 10/01/33	1,500,000	1,535,760
GA Augusta Airport
	Series 2005,
	5.150% 01/01/35	600,000	606,024
NC Charlotte Douglas International Airport
	Series 1999, AMT,
	Insured: MBIA
	9.090% 04/20/19(h)(j)(k)	4,000,000	4,741,760
Airports Total			8,443,319
Ports – 1.0%
WA Port of Seattle
	Series 2000 A, AMT,
	Insured: MBIA
	8.982% 08/01/07(h)(k)	1,250,000	1,479,875
	Series 2000 B, AMT,
	Insured: MBIA
	8.982% 08/01/08(h)(k)	3,750,000	4,521,412
Ports Total			6,001,287
Toll Facilities – 1.3%
CO E-470 Public Highway Authority
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	4,000,000	2,245,280
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	2,750,000	2,952,922
NY Thruway Authority
	Series 2005 B,
	Insured: AMBAC

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
	5.500% 04/01/20	2,310,000	2,652,712
Toll Facilities Total			7,850,914
Transportation – 0.3%
NV Department of Business & Industry
	Las Vegas Monorail Project,
	Series 2000,
	7.375% 01/01/40	1,750,000	1,823,798
Transportation Total			1,823,798
TRANSPORTATION TOTAL			40,133,288
UTILITIES – 12.6%
Independent Power Producers – 1.4%
MI Midland County Economic Development Corp.
	Series 2000 A, AMT,
	6.875% 07/23/09	1,650,000	1,724,646
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/11	1,000,000	1,051,240
PA Carbon City Industrial Development Authority
	Panther Creek Partners Project,
	Series 2000, AMT,
	6.650% 05/01/10	835,000	902,610
PA Economic Development Financing Authority
	Colver Project,
	Series 2005 G,
	5.125% 12/01/15	825,000	821,906
	Northampton Generating,
	Series 1994 A, AMT,
	6.500% 01/01/13	3,000,000	3,021,990
	Series 1994 B, AMT,
	6.750% 01/01/07	1,320,000	1,326,851
Independent Power Producers Total			8,849,243
Investor Owned – 5.1%
AZ Maricopa County Pollution Control Corp.
	Southern California Edison Co.,
	Series 2000 A,
	2.900% 06/01/35	1,000,000	968,860
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric,
	Series 1996, AMT,
	5.500% 12/01/21	1,275,000	1,359,749

		Par ($)	Value ($)*
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
FL Polk County Industrial Development Authority
	Tampa Electric Co. Project,
	Series 1996, AMT,
	5.850% 12/01/30	1,500,000	1,547,205
IL Development Finance Authority
	Peoples Gas Light & Coke Co.,
	Series 2003 E, AMT,
	Insured: AMBAC
	4.875% 11/01/38	2,500,000	2,559,825
IN Petersburg
	Indianapolis Power & Light Co.:
	Series 1991,
	5.750% 08/01/21	1,000,000	1,049,900
	Series 1995,
	6.625% 12/01/24	255,000	260,684
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	500,000	504,505
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	250,000	253,273
MS Business Finance Corp.
	Systems Energy Resources, Inc. Project,
	Series 1999,
	5.900% 05/01/22	1,500,000	1,523,730
MT Forsyth
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	375,000	391,320
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Carolina Power & Light Co.,
	Series 2002,
	5.375% 02/01/17	2,000,000	2,132,140
NM Farmington
	Tucson Electric Power Co.,
	Series 1997 A,
	6.950% 10/01/20	2,000,000	2,094,460
NV Clark County Industrial Development Authority
	Nevada Power Co.:
	Series 1995 B, AMT,
	5.900% 10/01/30	2,135,000	2,137,306
	Series 1997 A, AMT,
	5.900% 11/01/32	750,000	750,022
	Southern California Edison Co.,
	Series 2000 A, AMT,
	3.250% 06/01/31	1,000,000	980,600

		Par ($)	Value ($)*
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	800,000	860,000
SC Berkeley County Pollution Control Facilities Authority
	South Carolina Generating Co. Project,
	Series 2003,
	4.875% 10/01/14	1,500,000	1,574,100
TX Brazos River Authority
	TXU Energy Co. LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36	515,000	550,329
	Series 2003 C, AMT,
	6.750% 10/01/38	1,180,000	1,312,467
VA Pittsylvania County Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 1994 A, AMT:
	7.450% 01/01/09	2,900,000	3,005,183
	7.500% 01/01/14	500,000	518,135
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	3,250,000	3,353,967
WY Converse County
	PacifiCorp,
	Series 1988,
	3.900% 01/01/14	1,500,000	1,449,720
Investor Owned Total			31,137,480
Joint Power Authority – 0.5%
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	1,680,000	1,990,195
	Series 2003 C,
	5.375% 01/01/17	1,000,000	1,055,460
Joint Power Authority Total			3,045,655
Municipal Electric – 4.2%
GA Municipal Electric Authority
	Series 1991 V,
	6.600% 01/01/18	3,300,000	3,946,206
MN Western Municipal Power Agency
	Series 2003 B,
	Insured: MBIA
	5.000% 01/01/15	500,000	545,190

		Par ($)	Value ($)*
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
NY Long Island Power Authority
	Series 1998,
	Insured: AMBAC
	5.000% 04/01/10	2,000,000	2,138,160
	Series 2003 A,
	5.000% 06/01/09	2,000,000	2,116,020
PR Electric Power Authority
	Series 1998 NN,
	5.500% 07/01/20	1,005,000	1,132,143
TX Lower Colorado River Authority
	Series 1999 A,
	Insured: AMBAC
	5.500% 05/15/21	15,000,000	16,134,000
Municipal Electric Total			26,011,719
Water & Sewer – 1.4%
AZ Gilbert Water Resources Municipal Property Corp.
	Wastewater Systems & Utilities Revenue,
	Series 2004,
	4.900% 04/01/19	1,000,000	998,040
CA Department of Water Resources
	Central Valley Project,
	Series 2002 X,
	Insured: FGIC
	5.500% 12/01/17	1,300,000	1,489,059
FL Key West
	Sewer Revenue,
	Series 2003,
	Insured: FGIC
	5.250% 10/01/18	1,000,000	1,094,920
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24	400,000	367,704
NH Industrial Development Authority
	Pennichuck Water Works, Inc.,
	Series 1988, AMT,
	7.500% 07/01/18	410,000	469,602
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,200,000	4,060,928
Water & Sewer Total			8,480,253
UTILITIES TOTAL			77,524,350

	Total Municipal Bonds (cost of $566,514,251)		587,413,910

		Par ($)	Value ($)
Municipal Preferred Stock – 1.4%
HOUSING – 1.4%
Multi - Family – 1.4%
Charter Mac Equity Issuer Trust
	AMT:
	6.300% 04/30/19	1,000,000	1,096,370
	6.625% 06/30/09(h)	2,000,000	2,167,680
	7.600% 11/30/10(h)	1,500,000	1,702,080
GMAC Municipal Mortgage Trust
	AMT:
	5.600% 10/31/39(h)	1,000,000	1,031,630
	5.700% 10/31/40(h)	1,500,000	1,505,490
MuniMae Trust
	AMT,
	5.800% 06/30/49(h)	1,000,000	1,019,320
Multi - Family Total			8,522,570
HOUSING TOTAL			8,522,570

	Total Municipal Preferred Stock (cost of $8,000,000)		8,522,570

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	10,592	10,592

	Total Investment Company (cost of $10,592)		10,592

		Par ($)
Short-Term Obligations – 3.4%
VARIABLE RATE DEMAND NOTES (n) - 3.4%
FL Collier County Health Facilities Authority
	Lutheran Hospital,
	Series 2003,
	2.740% 01/01/35	1,400,000	1,400,000
FL Pinellas County Health Facility Authority
	Pooled Hospital Loan Program,
	Series 1985,
	2.620% 12/01/15	2,100,000	2,100,000
IA Finance Authority
	Drake University:
	Series 2001,
	2.680% 07/01/31	700,000	700,000
	Series 2003,
	2.570% 07/01/24	500,000	500,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (n) – (continued)
	Village Court Associates,
	Series 1985 A,
	2.760% 11/01/15	600,000	600,000
IA Higher Education Loan Authority
	St. Ambrose University,
	Series 2003,
	2.570% 04/01/33	500,000	500,000
IA Hills Healthcare Revenue
	Mercy Hospital,
	Series 2002,
	2.570% 08/01/32	400,000	400,000
IA Woodbury County Educational Facility
	Siouxland Medical Educational Foundation, Inc.,
	Series 1996,
	2.810% 11/01/16	1,500,000	1,500,000
IL Health Facilities Authority
	OSF Healthcare System,
	Series 2002,
	2.600% 11/15/27	2,400,000	2,400,000
IN Educational Facilities Authority
	DePauw University:
	Series 2002,
	2.570% 07/01/32	100,000	100,000
	Series 2003,
	2.570% 07/01/18	1,400,000	1,400,000
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	Series 2002 A,
	2.620% 10/01/32	1,700,000	1,700,000
MN Brooklyn Center
	BCC Associates LLC,
	Series 2001,
	2.620% 12/01/14	300,000	300,000
MN Cohasset
	Minnesota Power & Light Co.,
	Series 1997 B,
	2.570% 06/01/13	900,000	900,000
MN Higher Education Facilities Authority
	Saint Olaf College,
	Series 2000 5-H,
	2.570% 10/01/30	200,000	200,000
MN Mankato
	Bethany Lutheran College, Inc.,
	Series 2000 B,
	2.620% 11/01/15	400,000	400,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (n) – (continued)
MS Jackson County
	Chevron Corp.,
	Series 1992:
	2.580% 12/01/16	600,000	600,000
	2.660% 12/01/16	1,100,000	1,100,000
	Series 1993,
	2.580% 06/01/23	1,000,000	1,000,000
NM Farmington
	Arizona Public Service Co.,
	Series 1994 B,
	2.660% 09/01/24	1,700,000	1,700,000
WY Uinta County
	Chevron Corp.:
	Series 1992,
	2.580% 12/01/22	400,000	400,000
	Series 1993,
	2.580% 08/15/20	1,300,000	1,300,000

VARIABLE RATE DEMAND NOTES TOTAL			21,200,000

	Total Short-Term Obligations (cost of $21,200,000)		21,200,000

	Total Investments – 100.1% (cost of $595,724,843)(o)(p)		617,147,072

	Other Assets & Liabilities, Net – (0.1)%		(377,465)

	Net Assets – 100.0%		616,769,607

Notes to Investment Portfolio

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)		Zero coupon bond.

(b)

Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At September 30, 2005, the value of these securities amounted to $4,236,394, which represents 0.7% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
CA ABAG Finance Authority for Nonprofit Corps. Eskaton Gold River Lodge, Series 1998,
6.375% 11/15/15	09/30/98	$622,309
6.375% 11/15/28	07/30/98	541,671
CA Statewide Communities Development Authority Crossroads School of Arts & Sciences, Series 1998,
6.000% 08/01/28	08/21/98	975,000
Eskaton Village – Grass Valley, Series 2000,
8.250% 11/15/31	09/08/00	1,730,000
		$3,868,980

(c)		Security purchased on a delayed delivery basis.

(d)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants.  Income is not being accrued.  At September 30, 2005, the value of these securities amounted to $4,668, which represents less than 0.1% of net assets.

(e)		Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)

The issuer is in default of certain debt covenants.  Income is not being fully accrued.  At September 30, 2005, the value of these securities amounted to $229,500 which represents less than 0.1% of net assets.

(g)		The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2005, the value of these securities amounted to 420,364, which represents 0.1% of net assets.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $41,049,370, which represents 6.7% of net assets.

(i)		The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(j)		The security or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2005, the total market value of securities pledged amounted to $1,726,889.

	(k)		The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

	(l)		The issuer has filed for bankruptcy protection under Chapter 11. Income is being accrued. At September 30, 2005, the value of this security represents 0.5% of net assets.

(m)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants.  Income is being accrued.  At September 30, 2005, the value of these securities amounted to $1,454,625, which represents 0.2% of net assets.

(n)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2005.

	(o)		Cost for federal income tax purposes is $595,369,931.

	(p)		Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

		Unrealized	Unrealized	Net Unrealized
		Appreciation	Depreciation	Appreciation
		$29,000,891	$(7,223,750)		$21,777,141

At September 30, 2005, the Fund held the following open short futures contract.

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	389	$42,759,609	$43,590,597	Dec-2005	$830,988
U.S. Treasury Bonds	450	51,482,813	52,621,335	Dec-2005	1,138,522
$1,969,510

Acronym	Name
ABAG	Association of Bay Area Governments
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 28, 2005